SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Jan. 31, 2020
Buildings [member]
Statement [Line Items]
Depreciation rates and methods of plant and equipment	10% declining balance
Computer hardware [member]
Statement [Line Items]
Depreciation rates and methods of plant and equipment	20% declining balance
Equipment [member]
Statement [Line Items]
Depreciation rates and methods of plant and equipment	20% declining balance
Vehicles [member]
Statement [Line Items]
Depreciation rates and methods of plant and equipment	5 years straight line